Business Combination, Goodwill and In-Process Research and Development (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Value of the Purchase Consideration

The final estimates of the acquisition-date fair value of the purchase consideration were as follows:

Successor common stock	$67,197,300
Successor warrants	12,190,015
Successor options	11,864,556
Total fair value of the purchase consideration	$91,251,871

The preliminary estimates of the acquisition-date fair value of the purchase consideration were as follows:

Successor common stock	$67,197,300
Successor warrants	12,190,015
Successor options	11,864,556

Total fair value of the purchase consideration	$91,251,871

Schedule of Estimated Fair Values of Identifiable Net Assets Acquired Recorded as Goodwill

Current assets, including cash of $699,324	$1,093,223
In-process research and development	100,086,329
Goodwill	11,895,033
Other non-current assets	64,523
Total assets acquired	113,139,108

Current liabilities	10,818,204
Deferred tax liabilities	11,069,033
Total assumed liabilities	21,887,237

Net assets acquired	$91,251,871

Current assets, including cash of $699,324	$1,093,223
In-process research and development	100,086,329
Goodwill	11,895,033
Other non-current assets	64,523
Total assets acquired	113,139,108

Current liabilities	10,818,204
Deferred tax liabilities	11,069,033
Total assumed liabilities	21,887,237

Net assets acquired	$91,251,871